GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)				12 Months Ended
	Oct. 31, 2023	Oct. 04, 2023	Apr. 20, 2023	Oct. 31, 2023	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash	$ 1,561,924			$ 1,561,924	$ 73,648
Working capital	156,045			156,045
Proceeds from public offering	4,940,000		$ 4,940,000	6,000,000
Accumulated deficit	10,446,882			10,446,882	$ 3,902,456
October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount rate		7.00%
Two Tranches [Member] | October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, issued, principal		$ 3,500,000
First Tranche [Member] | October 2023 SPA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, issued, principal		$ 1,900,000
Three Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	440,000			440,000
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-interest-bearing note payable	$ 1,032,512			$ 1,032,512